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                             J. & W. Seligman & Co.
                                  Incorporated

                                                     May 6, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


Re:  Seligman Value Fund Series, Inc. (the "Fund")
     Post-Effective Amendment No. 16
     Files Nos. 333-20621 and 811-08031

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Fund's Class I Prospectus, dated May 2, 2005, that would have been filed pursuant to Rule 497(c) does not differ from the Fund's Class I Prospectus contained in Post-Effective Amendment No. 16 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 29, 2005.

     If you have any questions, please do not hesitate to contact me at (212) 850-1375.

                                                     Very truly yours,

                                                     /s/Jennifer G. Muzzey

                                                     Jennifer G. Muzzey
                                                     Senior Paralegal
                                                     Law and Regulation

JGM:jgm


             100 Park Avenue New York, New York 10017 (212) 850-1864